Average Annual Total Returns - FidelityMulti-AssetIndexFund-RetailPRO - FidelityMulti-AssetIndexFund-RetailPRO - Fidelity Multi-Asset Index Fund	Apr. 29, 2024
Fidelity Multi-Asset Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.29%
Past 5 years	10.73%
Past 10 years	7.94%
Fidelity Multi-Asset Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.36%
Past 5 years	9.59%
Past 10 years	7.02%
Fidelity Multi-Asset Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.99%
Past 5 years	8.41%
Past 10 years	6.26%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0251
Average Annual Return:
Past 1 year	19.46%
Past 5 years	10.84%
Past 10 years	8.07%